Deferred taxes	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Deferred taxes
18	Deferred taxes

	2021	2020
Deferred tax on the provision for employee profit sharing and other personnel accruals (a)	3,998	1,945
Deferred tax on management fee provision(a)	—	391
Deferred tax on accruals for expenses	108	—
Deferred tax on tax depreciation of fixed assets	(275)	—
Deferred tax on performance fees - IFRS 15	(123)	—
Deferred tax on gain from bargain purchase (b)	(158)	—
Deferred tax on initial application of IFRS 16 *	(93)	(185)
Other deferred taxes	(11)	2

Deferred taxes	3,446	2,153

(a)	Deferred tax is calculated on temporary differences in the provision for employee profit-sharing and management fee write-offs.

(b)
On December 26, 2016, Moneda Servicios y Asesorías merged with Moneda Asset Management SpA. As a result of the merger, a gain from bargain purchase was generated, considering that the total value of the investment made by the merging company in the shares or social rights of the merged company was less than the tax value of the tax assets, as of the date of merger. The gain from bargain purchase is distributed among all the non-monetary
assets received due to the merger for tax purposes. If there is a difference compared to the tax value of the assets, after adjusting non-monetary
assets, the difference is considered income subject to taxation. Accordingly, it is treated as deferred income and amortized across a maximum of 10 consecutive business years.

Deferred tax assets	Employee profit sharing provision	Management fee provision	Taxable Goodwill	Tax on Accrual for expenses	Tax depreciation of fixed assets	IFRS 15	Gain from bargain purchase	Impact of IFRS 16	Other	Total
As of December 31, 2018	2,572	954	2,403	—	—	—	—	—	(65)	5,864

(Charged)/credited
- to profit or loss	648	488	(1,143)	—	—	—	—	42	62	97
- directly to equity / CTA	—	—	—	—	—	—	—	(359)	—	(359)

As of December 31, 2019	3,220	1,442	1,260	—	—	—	—	(317)	(3)	5,602

(Charged)/credited
- to profit or loss	(560)	(724)	(984)	—	—	—	—	61	(38)	(2,245)
- directly to equity / CTA	(715)	(327)	(276)	—	—	—	—	71	43	(1,204)

As of December 31, 2020*	1,945	391	—	—	—	—	—	(185)	2	2,153

(Charged)/credited
- to profit or loss	1,623	(359)	—	107	(52)	(40)	6	58	(32)	1,311
- directly to equity / CTA	430	(32)	—	1	(223)	(83)	(164)	34	19	(18)

As of December 31, 2021	3,998	—	—	108	(275)	(123)	(158)	(93)	(11)	3,446

*	Deferred tax liability balances (US$ 185) were reclassified to deferred tax assets considering taxes are for the same taxable entity and taxation authority